Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Advisor Series I
Entity Central Index Key	0000722574
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Fidelity Advisor Mid Cap II Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mid Cap II Fund
Class Name	Fidelity Advisor® Mid Cap II Fund Class Z
Trading Symbol	FZAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, especially within the information technology sector, where our picks among technology hardware & equipment firms helped most. Investment choices in health care and consumer discretionary also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Lumentum Holdings (+349%), an investment we established in 2025 and the fund's biggest holding at period end. A non-benchmark stake in Western Digital (+284%) helped as well. This period we increased our position in the stock, making it one of our largest holdings on December 31. Another notable relative contributor was an overweight in Comfort Systems USA (+117%), also one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Picks in materials also hampered the fund's result, along with investment choices and an overweight in utilities.
•The biggest individual relative detractor this period was avoiding Ciena, a benchmark component that gained 176%. Untimely ownership of Onto Innovation (-49%) hurt as well. We established this position during the year and sold it by year-end. Another notable relative detractor was our non-benchmark stake in Wix.com (-45%), though the stock was no longer held at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,206 $13,527 $11,534 $14,283 $16,975 $21,283 $18,160 $20,916 $24,545 $27,480 S&P MidCap 400® Index $10,000 $12,074 $14,035 $12,480 $15,749 $17,900 $22,332 $19,416 $22,607 $25,756 $27,688 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 11.96% 10.11% 10.64% S&P MidCap 400® Index 7.50% 9.12% 10.72% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,588,573,392
Holdings Count | shares	177
Advisory Fees Paid, Amount	$ 10,347,567
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,588,573,392
Number of Holdings	177
Total Advisory Fee	$10,347,567
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.1 Information Technology 18.0 Financials 16.7 Consumer Discretionary 12.0 Health Care 10.2 Real Estate 5.5 Materials 3.5 Consumer Staples 3.2 Utilities 3.1 Energy 2.9 Communication Services 1.5 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 93.6 Canada 2.4 Belgium 0.8 Brazil 0.7 Taiwan 0.7 Germany 0.4 Thailand 0.4 France 0.3 Japan 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.6 Canada - 2.4 Belgium - 0.8 Brazil - 0.7 Taiwan - 0.7 Germany - 0.4 Thailand - 0.4 France - 0.3 Japan - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lumentum Holdings Inc 3.1 Western Digital Corp 2.3 Coherent Corp 2.1 Comfort Systems USA Inc 1.9 ATI Inc 1.6 ITT Inc 1.6 East West Bancorp Inc 1.6 Twilio Inc Class A 1.5 EMCOR Group Inc 1.5 Reinsurance Group of America Inc 1.3 18.5
Fidelity Advisor Mid Cap II Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mid Cap II Fund
Class Name	Fidelity Advisor® Mid Cap II Fund Class M
Trading Symbol	FITIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 127	1.21%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, especially within the information technology sector, where our picks among technology hardware & equipment firms helped most. Investment choices in health care and consumer discretionary also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Lumentum Holdings (+349%), an investment we established in 2025 and the fund's biggest holding at period end. A non-benchmark stake in Western Digital (+284%) helped as well. This period we increased our position in the stock, making it one of our largest holdings on December 31. Another notable relative contributor was an overweight in Comfort Systems USA (+117%), also one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Picks in materials also hampered the fund's result, along with investment choices and an overweight in utilities.
•The biggest individual relative detractor this period was avoiding Ciena, a benchmark component that gained 176%. Untimely ownership of Onto Innovation (-49%) hurt as well. We established this position during the year and sold it by year-end. Another notable relative detractor was our non-benchmark stake in Wix.com (-45%), though the stock was no longer held at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,742 $12,881 $10,916 $13,429 $15,853 $19,750 $16,749 $19,165 $22,344 $24,859 S&P MidCap 400® Index $10,000 $12,074 $14,035 $12,480 $15,749 $17,900 $22,332 $19,416 $22,607 $25,756 $27,688 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 7.36% 8.64% 9.53% Class M (without 3.50% sales charge) 11.26% 9.41% 9.92% S&P MidCap 400® Index 7.50% 9.12% 10.72% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,588,573,392
Holdings Count | shares	177
Advisory Fees Paid, Amount	$ 10,347,567
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,588,573,392
Number of Holdings	177
Total Advisory Fee	$10,347,567
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.1 Information Technology 18.0 Financials 16.7 Consumer Discretionary 12.0 Health Care 10.2 Real Estate 5.5 Materials 3.5 Consumer Staples 3.2 Utilities 3.1 Energy 2.9 Communication Services 1.5 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 93.6 Canada 2.4 Belgium 0.8 Brazil 0.7 Taiwan 0.7 Germany 0.4 Thailand 0.4 France 0.3 Japan 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.6 Canada - 2.4 Belgium - 0.8 Brazil - 0.7 Taiwan - 0.7 Germany - 0.4 Thailand - 0.4 France - 0.3 Japan - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lumentum Holdings Inc 3.1 Western Digital Corp 2.3 Coherent Corp 2.1 Comfort Systems USA Inc 1.9 ATI Inc 1.6 ITT Inc 1.6 East West Bancorp Inc 1.6 Twilio Inc Class A 1.5 EMCOR Group Inc 1.5 Reinsurance Group of America Inc 1.3 18.5
Fidelity Advisor Mid Cap II Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mid Cap II Fund
Class Name	Fidelity Advisor® Mid Cap II Fund Class I
Trading Symbol	FIIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, especially within the information technology sector, where our picks among technology hardware & equipment firms helped most. Investment choices in health care and consumer discretionary also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Lumentum Holdings (+349%), an investment we established in 2025 and the fund's biggest holding at period end. A non-benchmark stake in Western Digital (+284%) helped as well. This period we increased our position in the stock, making it one of our largest holdings on December 31. Another notable relative contributor was an overweight in Comfort Systems USA (+117%), also one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Picks in materials also hampered the fund's result, along with investment choices and an overweight in utilities.
•The biggest individual relative detractor this period was avoiding Ciena, a benchmark component that gained 176%. Untimely ownership of Onto Innovation (-49%) hurt as well. We established this position during the year and sold it by year-end. Another notable relative detractor was our non-benchmark stake in Wix.com (-45%), though the stock was no longer held at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Class I $10,000 $11,190 $13,490 $11,493 $14,210 $16,865 $21,121 $18,001 $20,706 $24,262 $27,127 S&P MidCap 400® Index $10,000 $12,074 $14,035 $12,480 $15,749 $17,900 $22,332 $19,416 $22,607 $25,756 $27,688 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 11.81% 9.97% 10.49% S&P MidCap 400® Index 7.50% 9.12% 10.72% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,588,573,392
Holdings Count | shares	177
Advisory Fees Paid, Amount	$ 10,347,567
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,588,573,392
Number of Holdings	177
Total Advisory Fee	$10,347,567
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.1 Information Technology 18.0 Financials 16.7 Consumer Discretionary 12.0 Health Care 10.2 Real Estate 5.5 Materials 3.5 Consumer Staples 3.2 Utilities 3.1 Energy 2.9 Communication Services 1.5 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 93.6 Canada 2.4 Belgium 0.8 Brazil 0.7 Taiwan 0.7 Germany 0.4 Thailand 0.4 France 0.3 Japan 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.6 Canada - 2.4 Belgium - 0.8 Brazil - 0.7 Taiwan - 0.7 Germany - 0.4 Thailand - 0.4 France - 0.3 Japan - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lumentum Holdings Inc 3.1 Western Digital Corp 2.3 Coherent Corp 2.1 Comfort Systems USA Inc 1.9 ATI Inc 1.6 ITT Inc 1.6 East West Bancorp Inc 1.6 Twilio Inc Class A 1.5 EMCOR Group Inc 1.5 Reinsurance Group of America Inc 1.3 18.5
Fidelity Advisor Mid Cap II Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mid Cap II Fund
Class Name	Fidelity Advisor® Mid Cap II Fund Class C
Trading Symbol	FIICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 180	1.71%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, especially within the information technology sector, where our picks among technology hardware & equipment firms helped most. Investment choices in health care and consumer discretionary also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Lumentum Holdings (+349%), an investment we established in 2025 and the fund's biggest holding at period end. A non-benchmark stake in Western Digital (+284%) helped as well. This period we increased our position in the stock, making it one of our largest holdings on December 31. Another notable relative contributor was an overweight in Comfort Systems USA (+117%), also one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Picks in materials also hampered the fund's result, along with investment choices and an overweight in utilities.
•The biggest individual relative detractor this period was avoiding Ciena, a benchmark component that gained 176%. Untimely ownership of Onto Innovation (-49%) hurt as well. We established this position during the year and sold it by year-end. Another notable relative detractor was our non-benchmark stake in Wix.com (-45%), though the stock was no longer held at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Class C $10,000 $11,073 $13,206 $11,130 $13,622 $15,986 $19,809 $16,697 $18,991 $22,205 $24,761 S&P MidCap 400® Index $10,000 $12,074 $14,035 $12,480 $15,749 $17,900 $22,332 $19,416 $22,607 $25,756 $27,688 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 9.68% 8.82% 9.49% Class C 10.65% 8.82% 9.49% S&P MidCap 400® Index 7.50% 9.12% 10.72% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,588,573,392
Holdings Count | shares	177
Advisory Fees Paid, Amount	$ 10,347,567
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,588,573,392
Number of Holdings	177
Total Advisory Fee	$10,347,567
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.1 Information Technology 18.0 Financials 16.7 Consumer Discretionary 12.0 Health Care 10.2 Real Estate 5.5 Materials 3.5 Consumer Staples 3.2 Utilities 3.1 Energy 2.9 Communication Services 1.5 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 93.6 Canada 2.4 Belgium 0.8 Brazil 0.7 Taiwan 0.7 Germany 0.4 Thailand 0.4 France 0.3 Japan 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.6 Canada - 2.4 Belgium - 0.8 Brazil - 0.7 Taiwan - 0.7 Germany - 0.4 Thailand - 0.4 France - 0.3 Japan - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lumentum Holdings Inc 3.1 Western Digital Corp 2.3 Coherent Corp 2.1 Comfort Systems USA Inc 1.9 ATI Inc 1.6 ITT Inc 1.6 East West Bancorp Inc 1.6 Twilio Inc Class A 1.5 EMCOR Group Inc 1.5 Reinsurance Group of America Inc 1.3 18.5
Fidelity Advisor Mid Cap II Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mid Cap II Fund
Class Name	Fidelity Advisor® Mid Cap II Fund Class A
Trading Symbol	FIIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, especially within the information technology sector, where our picks among technology hardware & equipment firms helped most. Investment choices in health care and consumer discretionary also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Lumentum Holdings (+349%), an investment we established in 2025 and the fund's biggest holding at period end. A non-benchmark stake in Western Digital (+284%) helped as well. This period we increased our position in the stock, making it one of our largest holdings on December 31. Another notable relative contributor was an overweight in Comfort Systems USA (+117%), also one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Picks in materials also hampered the fund's result, along with investment choices and an overweight in utilities.
•The biggest individual relative detractor this period was avoiding Ciena, a benchmark component that gained 176%. Untimely ownership of Onto Innovation (-49%) hurt as well. We established this position during the year and sold it by year-end. Another notable relative detractor was our non-benchmark stake in Wix.com (-45%), though the stock was no longer held at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,518 $12,648 $10,739 $13,242 $15,671 $19,576 $16,635 $19,081 $22,310 $24,879 S&P MidCap 400® Index $10,000 $12,074 $14,035 $12,480 $15,749 $17,900 $22,332 $19,416 $22,607 $25,756 $27,688 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 5.10% 8.39% 9.54% Class A (without 5.75% sales charge) 11.51% 9.69% 10.19% S&P MidCap 400® Index 7.50% 9.12% 10.72% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,588,573,392
Holdings Count | shares	177
Advisory Fees Paid, Amount	$ 10,347,567
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,588,573,392
Number of Holdings	177
Total Advisory Fee	$10,347,567
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.1 Information Technology 18.0 Financials 16.7 Consumer Discretionary 12.0 Health Care 10.2 Real Estate 5.5 Materials 3.5 Consumer Staples 3.2 Utilities 3.1 Energy 2.9 Communication Services 1.5 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 93.6 Canada 2.4 Belgium 0.8 Brazil 0.7 Taiwan 0.7 Germany 0.4 Thailand 0.4 France 0.3 Japan 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.6 Canada - 2.4 Belgium - 0.8 Brazil - 0.7 Taiwan - 0.7 Germany - 0.4 Thailand - 0.4 France - 0.3 Japan - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lumentum Holdings Inc 3.1 Western Digital Corp 2.3 Coherent Corp 2.1 Comfort Systems USA Inc 1.9 ATI Inc 1.6 ITT Inc 1.6 East West Bancorp Inc 1.6 Twilio Inc Class A 1.5 EMCOR Group Inc 1.5 Reinsurance Group of America Inc 1.3 18.5